Retrospective Adoption of ASU 2015-03 - Additional Information (Detail) - Accounting Standards Update 2015-03 [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in Deferred Financing cost	$ (40.2)	$ (48.1)
Decrease in Notes Payable	$ (40.2)	$ (48.1)